STOCK OPTIONS (Details 9) - $ / shares	2 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Exercise Price		$ 0.18
Stock Options Outstanding	11,800,000
Number exercisable	4,654,166
Remaining Contractual Life (Years)	2 years 3 months 18 days
Options [Member] | Exercise Prices 1 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.15
Stock Options Outstanding	1,840,000
Number exercisable	1,777,500
Remaining Contractual Life (Years)	6 months
Expiry period	July 2024
Options [Member] | Exercise Prices 2 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.15
Stock Options Outstanding	200,000
Number exercisable	200,000
Remaining Contractual Life (Years)	10 months 24 days
Expiry period	November 2024
Options [Member] | Exercise Prices 3 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.30
Stock Options Outstanding	1,000,000
Number exercisable	850,000
Remaining Contractual Life (Years)	1 year 3 months 18 days
Expiry period	April 2025
Options [Member] | Exercise Prices 4 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.16
Stock Options Outstanding	1,150,000
Number exercisable	1,150,000
Remaining Contractual Life (Years)	1 year 4 months 24 days
Expiry period	May 2025
Options [Member] | Exercise Prices 5 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.15
Stock Options Outstanding	85,000
Number exercisable	85,000
Remaining Contractual Life (Years)	1 year 9 months 18 days
Expiry period	November 2025
Options [Member] | Exercise Prices 6 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.15
Stock Options Outstanding	300,000
Number exercisable	150,000
Remaining Contractual Life (Years)	2 years 3 months 18 days
Expiry period	April 2026
Options [Member] | Exercise Prices 7 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.15
Stock Options Outstanding	6,225,000
Number exercisable	400,000
Remaining Contractual Life (Years)	3 years
Expiry period	January 2027
Options [Member] | Exercise Prices 8 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.30
Stock Options Outstanding	400,000
Number exercisable
Remaining Contractual Life (Years)	3 years 8 months 12 days
Expiry period	September 2027
Options [Member] | Exercise Prices 9 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.39
Stock Options Outstanding	600,000
Number exercisable	41,666
Remaining Contractual Life (Years)	3 years 10 months 24 days
Expiry period	November 2027